Material accounting policies, Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Tankers [Member]
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated useful life of assets	25 years
Scrubbers [Member]
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated useful life of assets	5 years
Dry Docking [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated useful life of assets	2 years 6 months
Dry Docking [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated useful life of assets	5 years
Other Property, Plant and Equipment ("PPE") [Member]
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated useful life of assets	5 years